Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2011 and 2012 were as follows:

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:

(1)	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,667,220 million and ¥876,333 million, at March 31, 2011 and 2012, respectively, because their fair values were not readily determinable.

At March 31, 2011, the cost-method investments included preferred stock issued by Morgan Stanley of ¥808,266 million. On June 30, 2011, MUFG converted Morgan Stanley's Series B Preferred Stock into Morgan Stanley's common stock, and applied the equity method of accounting to the investment in Morgan Stanley's common stock due to its resulting significant influence over Morgan Stanley. The MUFG Group's investment in Morgan Stanley's common stock was included in Other assets as an investment in an equity method investee at March 31, 2012. See Notes 2 and 14 for more information relating to investments in Morgan Stanley.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥37,024 million and ¥33,432 million at March 31, 2011 and 2012, respectively. See Note 29 for the methodologies and assumptions used to estimate the fair values.

With respect to cost-method investments of ¥1,119,292 million and ¥302,318 million at March 31, 2011 and 2012, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation models to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 29 for the details of these commonly accepted valuation models. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥ 547,928 million and ¥574,015 million at March 31, 2011 and 2012, respectively, the MUFG Group performed a test to determine whether any impairment indicator exists with respect to each cost-method investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to conduct the other-than-temporary impairment evaluation. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group's share in an investee's net assets to the carrying amount of the MUFG Group's investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit ratings, which are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥515,263 million and ¥570,122 million at March 31, 2011 and 2012, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on its other-than-temporary impairment evaluation, the impairment losses on cost-method investments the MUFG Group recognized were ¥24,751 million for the fiscal year ended March 31, 2010. This impairment loss mainly resulted from impairment of a limited number of companies categorized in the financial institution and transportation industries. For the fiscal years ended March 31, 2011 and 2012, the MUFG Group also recognized impairment losses on cost-method investments of ¥2,882 million and ¥5,829 million, respectively. Each impairment loss did not include any significant impairment losses from specific companies. Those impairment losses were recognized based on those companies' particular circumstances.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at March 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥729,168	¥732,666	¥15,218,529
Due from one year to five years	588,159	596,852	29,800,171
Due from five years to ten years	696,287	722,033	5,634,612
Due after ten years	371,754	379,138	3,648,313

Total	¥2,385,368	¥2,430,689	¥54,301,625

For the fiscal years ended March 31, 2010, 2011 and 2012, gross realized gains on sales of investment securities available for sale were ¥344,353 million, ¥270,384 million and ¥233,253 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥47,117 million, ¥35,966 million and ¥56,226 million, respectively. In the second half of the fiscal year ended March 31, 2012, the MUFG Group determined that it no longer had the intent to hold a certain security, which had a carrying value of ¥7,856 million, to maturity in response to a significant deterioration in the issuer's creditworthiness. As a result, the MUFG Group transferred from Securities being held to maturity to Securities available for sale. The MUFG Group sold all amount of such security until March 31, 2012. The realized losses resulting from the sale of the security were ¥691 million in the second half of the fiscal year ended March 31, 2012.

For the fiscal years ended March 31, 2010, 2011 and 2012, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥117,485 million, ¥139,020 million and ¥195,684 million, respectively, which were included in Investment securities gains—net in the consolidated statements of income. The losses of ¥117,485 million for the fiscal year ended March 31, 2010 included losses of ¥29,822 million from debt securities available for sale mainly classified as corporate bonds and ¥62,912 million from marketable equity securities. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds, and ¥115,650 million from marketable equity securities. The losses of ¥195,684 million for the fiscal year ended March 31, 2012 included losses of ¥13,782 million from debt securities available for sale mainly classified as corporate bonds, and ¥176,073 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2011 and 2012 by length of time that individual securities in each category have been in a continuous loss position:

Less than 12 months			12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other-than-temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2012, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of income.

Residential and commercial mortgage-backed securities

As of March 31, 2012, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are expected to be primarily driven by rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying consolidated statements of income.

Asset-backed securities

As of March 31, 2012, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with a change in credit rating is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality issues on such securities at March 31, 2012. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2011 and 2012, no other-than-temporary impairment was recorded in the accompanying consolidated statements of income.

Corporate bonds

As of March 31, 2012, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591	¥35,458

Additions:
Initial credit impairments	24,587	14,087	8,596
Subsequent credit impairments	5,235	6,401	5,186

Reductions:
Securities sold or matured	(33,787)	(21,621)	(19,174)

Balance at end of fiscal year	¥36,591	¥35,458	¥30,066

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2011 and 2012 was ¥23,708 million and ¥18,334 million, respectively. Of which, the credit loss component recognized in earnings was ¥35,458 million and ¥30,066 million, and the remaining amount related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥11,750 million and ¥11,732 million at March 31, 2011 and 2012, respectively.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2012, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.